Commitments and Contingencies (Group as Defendant) (Details)	1 Months Ended
	Sep. 30, 2011 Unfair competitive practices claim, misled users [Member] Tencent [Member] USD ($)	Sep. 30, 2011 Unfair competitive practices claim, misled users [Member] Tencent [Member] CNY	Oct. 31, 2010 Unfair competitive practices claim, misled users [Member] Tencent [Member] CNY	Apr. 30, 2013 Unfair competitive practice claim, interferes with users' proper usage of other software [Member] Tencent [Member] USD ($)	Apr. 30, 2013 Unfair competitive practice claim, interferes with users' proper usage of other software [Member] Tencent [Member] CNY	Jun. 30, 2011 Unfair competitive practice claim, interferes with users' proper usage of other software [Member] Tencent [Member] USD ($)	Jun. 30, 2011 Unfair competitive practice claim, interferes with users' proper usage of other software [Member] Tencent [Member] CNY	Apr. 30, 2013 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] CNY	Oct. 31, 2012 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] USD ($)	Apr. 30, 2012 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] USD ($)	Oct. 31, 2013 Unfair competitive practices claim, change user default settings [Member] Sogou [Member] CNY	Oct. 31, 2013 Unfair competitive practices claim, blocking notifications of other type of software [Member] Sogou [Member] CNY
Loss Contingencies [Line Items]
Seeking value in damages			4,000,000			$ 19,800,000	125,000,000		$ 100,000,000	$ 10,000,000	45,500,000	50,000,000
Awarded value as damages	$ 63,553	400,000		$ 800,000	5,000,000			450,000